FLEXGUARD

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B

Supplement dated August 6, 2026
to
Prospectus dated May 1, 2026

This Supplement should be read in conjunction with the current Prospectus ("Prospectus") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.
This Supplement describes changes to your Prospectus that are effective immediately.
1.
Cover Page:
The second sentence of the first paragraph is restated as follows:
“The Contract provides for the potential accumulation of retirement savings through investment in the Contract’s investment options during the Savings Stage as well as annuitization options.”
2.
Table of Contents:
“Appendix E – IMPORTANT INFORMATION ABOUT THE INDICES” is added to the end of the Table of Contents.
3.
Glossary of Terms:
The last sentence of the definition for Account Value is restated as follows:
“On an Index Strategy End Date, the Index Strategy Base plus the Index Credit less any withdrawals applicable to that Index Strategy would be used instead of the Interim Value.”
4.
Fee Table:
a.
The third sentence of the footnote under the “CDSC schedule by Annuity Year” table is restated as follows:
“CDSCs are waived on RMD withdrawals, even if the withdrawal exceeds the Free Withdrawal Amount available.”
b.
The first sentence of the footnote under the “Adjustments” table is restated as follows:
“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, transfer, Annuitization or surrender that occurs during an Index Strategy term other than on the Index Strategy Start Date or Index Strategy End Date.”
5.
Principal Risks of Investing in the Contract:
a.
In the “Early Withdrawal Risk” subsection:
i.
The second paragraph is restated in its entirety as follows:
“Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to significant risk. Withdrawals during the first six Annuity Years may result in surrender charges. Surrender charges do not

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apply to withdrawals of the Free Withdrawal Amount or RMD withdrawals. However, even when surrender charges do not apply, withdrawals may be subject to negative Interim Value adjustments and negative tax consequences.”
ii.
The second sentence of the third paragraph is restated as follows:
“Similarly, an Interim Value adjustment will apply to a death benefit payment, transfer, or Annuitization during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”
b.
In the “Interim Value Risk” subsection, the first paragraph is restated in its entirety as follows:
“Interim Value Risk. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, transfers, Annuitization and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals and partial transfers before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw or transfer a portion out of Account Value allocated to an Index Strategy, the withdrawal or transfer will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal or transfer, even if the value of the Index has increased. See “Early Withdrawal Risk” above for additional information.”
c.
In the “Availability of Index Strategies will vary over time” subsection, the last sentence of the first paragraph is deleted.
d.
In the “Reallocation of Index Strategies” subsection, the third sentence is deleted.
e.
The “Index Linked Variable Income Benefit Risk” subsection is deleted in its entirety.
f.
In the “Risks of Investing in Variable Options” subsection, the last sentence is deleted.
g.
In the “No Additional Purchase Payments” subsection, the last sentence is restated as follows:
“You will be unable to increase the value of your Contract or its benefits (including the Death Benefit) with additional purchase payments.”
6.
Description of Insurance Company, Registered Separate Account, and Investment Options:
a.
In the “WHO IS FORTITUDE LIFE INSURANCE & ANNUITY COMPANY?” subsection, the seventh sentence is restated as follows:
“Pruco Life Insurance Company reinsures benefits provided under the Annuities issued by FLIAC, and The Prudential Insurance Company of America services and administers such Annuities.”
b.
Under the “Investment Options” subsection:
i.
In the “Index Return” subsection, the sentence immediately preceding the heading “Historical Index Performance” is restated as follows:
“See Appendix E for important information about the Indices.”
ii.
In the “Index Strategy Term” subsection:
1)
The third sentence of the first paragraph is restated as follows:
“Index Strategy Terms of 1, 3, and 6 years are available and may vary based on the Index Strategy.”
2)
The second sentence of the third paragraph is restated as follows:

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“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, transfer, Annuitization or surrender charge that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”
iii.
In the “Limits on Index Losses: Buffers” subsection:
1)
The footnote under the heading “Examples” is restated as follows:
“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the impact of Interim Value adjustments. Reductions to your Index Strategy Base could be higher or lower than assumed in this example, and will depend on factors such as your Index Strategy Base and the corresponding Interim Value adjustments.”
2)
The following wording at the end of each example under “Negative Index Return in excess of the Buffer” and “Negative Index Return within the Buffer” is deleted.
“less the Benefit charge due on the Index Strategy End Date”
iv.
Under the “Point-To-Point With Cap Index Strategy” subsection:
1)
The fourth paragraph is restated as follows:
“The Point-to-Point with Cap Index Strategy is available in 1, 3, and 6-year Index Strategy Terms.”
2)
The footnote under the heading “Examples” is restated as follows:
“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the impact of Interim Value adjustments. Reductions to your Index Strategy Base could be higher or lower than assumed in this example, and will depend on factors such as your Index Strategy Base and the corresponding Interim Value adjustments.”
3)
The following wording at the end of each example under “Upside potential” and “Partial downside protection” is deleted:
“less the Benefit charge due on the Index Strategy End Date”
v.
Under the “Step Rate Plus Index Strategy” subsection:
1)
The fifth paragraph is deleted in its entirety.
2)
The footnote under the heading “Examples” is restated as follows:
“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the impact of Interim Value adjustments. Reductions to your Index Strategy Base could be higher or lower than assumed in this example, and will depend on factors such as your Index Strategy Base and the corresponding Interim Value adjustments.”
3)
The following wording at the end of each example under “Upside potential” and “Partial downside protection" is deleted:
“less the Benefit charge due on the Index Strategy End Date”
vi.
Under the “Tiered Participation Rate Index Strategy” subsection:
1)
The fifth paragraph is deleted in its entirety.
2)
The footnote under the heading “Examples” is restated as follows:
“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the impact of Interim Value adjustments. Reductions to your Index Strategy Base could be higher or lower than

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assumed in this example, and will depend on factors such as your Index Strategy Base and the corresponding Interim Value adjustments.”
3)
The following wording at the end of each example under “Upside potential” and “Partial downside protection” is deleted:
“less the Benefit charge due on the Index Strategy End Date”
7.
Charges and Adjustments:
In the “Examples” section, in the “Interim Value Adjustments for Index Strategies” subsection, the first and second paragraphs are restated in their entirety as follows:
“Interim Value Adjustments for Index Strategies. On each Valuation Day during the year, other than the Index Strategy Start Date and Index Strategy End Date, each Index Strategy is valued using an Interim Value. The Interim Value is used to calculate amounts available for withdrawal (including systematic withdrawals), surrender, transfer, Annuitization or payment of a death claim. The Interim Value also is used to determine how much the Index Strategy Base will be reduced after a transfer or withdrawal.
This prospectus refers to the gain or loss reflected in an Interim Value, which fluctuates from day to day between the Index Strategy Start Date and Index Strategy End Date, as an Interim Value "adjustment." Interim Value adjustments will impact your investment in an Index Strategy only when there is a transaction using an Interim Value. A negative Interim Value adjustment will result in loss, and any such loss could be greater than the value withdrawn or otherwise removed from the Index Strategy, and could result in loss beyond the Index Strategy's Buffer (which only applies on the Index Strategy End Date). A negative Interim Value adjustment will reduce Account Value and Surrender Value, and may reduce the death benefit, perhaps significantly. A negative Interim Value adjustment will result in loss even if the Index Value at the time the Interim Value is calculated is higher than the Index Value on the Index Strategy Start Date.”
8.
Annuity Period:
The seventh sentence of the first paragraph is deleted in its entirety.
9.
Benefits Available Under the Contract:
The fourth bullet listed in the Restrictions/Limitations column in the table is deleted.
10.
Appendix D – Financial Intermediary Variations
The table is restated as follows:
Broker-Dealer	Variation
Charles Schwab	● The Tiered Participation Rate Index Strategy is not available. ● The Step Rate Plus Index Strategy is not available. ● The Variable Options are not available.
Merrill Lynch	● The Step Rate Plus Index Strategy is not available.
Wells Fargo	● The 3-year Index Terms are not available. ● You may only allocate up to 50% of Account Value to the 100% Buffer options.

11.
Important Information About the Indices
“Appendix E – IMPORTANT INFORMATION ABOUT THE INDICES” is added as follow:

APPENDIX E – IMPORTANT INFORMATION ABOUT THE INDICES
___________________________________________________________________
S&P 500®:
“The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Fortitude Life Insurance & Annuity Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Fortitude Life Insurance & Annuity Company. FlexGuard is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the FlexGuard or any member of the public regarding the advisability of investing in securities generally or in FlexGuard particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Fortitude Life Insurance & Annuity Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Fortitude Life Insurance & Annuity Company or the FlexGuard. S&P Dow Jones Indices have no obligation to take the needs of Fortitude Life Insurance & Annuity Company or the owners of FlexGuard into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of FlexGuard or the timing of the issuance or sale of FlexGuard or in the determination or calculation of the equation by which FlexGuard is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of FlexGuard. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to FlexGuard currently being issued by Fortitude Life Insurance & Annuity Company but which may be similar to and competitive with FlexGuard. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FORTITUDE LIFE INSURANCE & ANNUITY COMPANY, OWNERS OF THE FLEXGUARD, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FORTITUDE LIFE INSURANCE & ANNUITY COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.”

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MSCI EAFE:
THE FLEXGUARD IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”). ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF FLEXGUARD OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING GENERALLY OR PURCHASING FLEXGUARD OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO FLEXGUARD OR THE ISSUER OR OWNERS OF FLEXGUARD OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF FLEXGUARD OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF FLEXGUARD TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHlCH FLEXGUARD IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF FLEXGUARD OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALlTY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF FLEXGUARD, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILlTY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILlTY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Bloomberg U.S. Intermediate Credit Index:
“Bloomberg®” and Bloomberg U.S. Intermediate Credit Index are service marks of Bloomberg Finance L.P and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Fortitude Life Insurance & Annuity Company.

FlexGuard is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to FlexGuard or any member of the public regarding the advisability of investing in securities generally or in FlexGuard particularly. The only relationship of Bloomberg to Fortitude Life Insurance & Annuity Company is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Intermediate Credit Index, which is determined, composed and calculated by BISL without regard to Fortitude Life Insurance & Annuity Company or FlexGuard. Bloomberg has no obligation to take the needs of Fortitude Life Insurance & Annuity Company or the owners of the FlexGuard into consideration in determining, composing or calculating the Bloomberg U.S. Intermediate Credit Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the FlexGuard to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to FlexGuard customers, in connection with the administration, marketing or trading of FlexGuard.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FORTITUDE LIFE INSURANCE & ANNUITY COMPANY, OWNERS OF FLEXGUARD OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FLEXGUARD OR BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

 Invesco QQQ ETF:
Invesco Capital Management LLC (“ICM”) serves as sponsor of Invesco QQQ TrustSM, Series 1 (“Invesco QQQ ETF”) and Invesco Distributors, Inc. (“IDI”), an affiliate of ICM serves as distributor for Invesco QQQ ETF. The mark “Invesco” is the property of Invesco Holding Company Limited and is used under license. That trademark and the ability to offer a product based on Invesco QQQ ETF have been licensed for certain purposes by Fortitude Life Insurance & Annuity Company. Products offered by the Company are not sponsored, endorsed, sold or promoted by ICM or Invesco Holding Company Limited, and purchasers of such products do not acquire any interest in Invesco QQQ ETF nor enter into any relationship with ICM or its affiliates. ICM makes no representations or warranties, express or implied, to the owners of any products offered by the Company. ICM has no obligation or liability for any errors, omissions, interruptions or use of Invesco QQQ ETF or any data related thereto, or with the operation, marketing trading or sale of any products or services offered by the Company.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use for certain purposes by Fortitude Life Insurance & Annuity Company. FlexGuard (“Product”) has not been passed on by the Corporations as to their legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

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iShares® Russell 2000 ETF:
The iShares® Russell 2000 ETF is distributed by BlackRock Investments, LLC. iShares® and BlackRock®, and the corresponding logos, are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock has licensed certain trademarks and trade names of BlackRock to Fortitude Life Insurance & Annuity Company for certain purposes. Fortitude Life Insurance & Annuity Company’s products and services are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of such products do not acquire any interest in the iShares® Russell 2000 ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representations or warranties, express or implied, to the owners of any products offered by Fortitude Life Insurance & Annuity Company or any member of the public regarding the advisability of purchasing any product or service offered by Fortitude Life Insurance & Annuity Company. BlackRock has no obligation or liability for any errors, omissions, interruptions or use of the iShares® Russell 2000 ETF or any data related thereto, or in connection with the operation, marketing, trading or sale of any Fortitude Life Insurance & Annuity Company product or service offered by Fortitude Life Insurance & Annuity Company.

All rights in the Russell®2000 Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell®2000 is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of Frank Russell Company or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of FlexGuard. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from FlexGuard or the suitability of the Index for the purpose to which it is being put by Fortitude Life Insurance & Annuity Company.

If you have any questions, please call us at 1-800-879-7012.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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